Earnings Per Share - Weighted Average Ordinary Shares Outstanding Basic (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Issued shares outstanding at 1 January (in shares)	684,794,839	684,346,294	683,854,491
Effect of treasury stock (in shares)	320,997	363,083	342,785
Average weighted number of ordinary shares outstanding (basic) at 31 December (in shares)	685,115,836	684,709,377	684,197,276